Segmented Reporting - Revenue by Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Revenue (Note 11)	$ 626,169	$ 816,159	$ 394,224
Barbados
Disclosure of geographical areas [line items]
Revenue (Note 11)	153,461	249,651	269,081
United States
Disclosure of geographical areas [line items]
Revenue (Note 11)	7,308	8,993	9,422
United Kingdom & Jersey
Disclosure of geographical areas [line items]
Revenue (Note 11)	301,360	386,404	77,594
Ireland
Disclosure of geographical areas [line items]
Revenue (Note 11)	14,710	13,997	2,716
All other countries
Disclosure of geographical areas [line items]
Revenue (Note 11)	$ 149,330	$ 157,114	$ 35,411